Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Floating Rate Master Trust
Entity Central Index Key	0001109441
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Master Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Floating Rate Master Series for the period August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Floating Rate Master Series	$27	0.53%
[1],[2]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 478,052,369
Holdings Count | $ / shares	300	[3]
Investment Company Portfolio Turnover	19.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$478,052,369
Total Number of Portfolio Holdings*	300
Portfolio Turnover Rate	19.29%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.